Finance cost, net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of finance cost components
The components of finance cost for the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023

Interest expense on borrowings, including leases and derivatives	$26,687	$25,775	$23,731
Line of credit commitment fees	780	657	694
Net interest costs on pension and OPEB benefits	48	37	64
Accretion expense on provisions	2,417	2,309	1,813
Capitalized interest	(1,273)	(732)	(2,826)
Finance income	(5,772)	(1,468)	(950)
Other	(326)	(403)	(282)
Total finance cost, net	$22,561	$26,175	$22,244